Above market acquired charters - Amortization Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 M/V Cape Agamemnon	Dec. 31, 2013 M/V Cape Agamemnon	Dec. 31, 2012 M/V Cape Agamemnon	Jun. 30, 2014 M/V Agamemnon	Dec. 31, 2013 M/V Agamemnon	Dec. 31, 2012 M/V Agamemnon	Jun. 30, 2014 M/V Archimidis	Dec. 31, 2013 M/V Archimidis	Dec. 31, 2012 M/V Archimidis	Jun. 30, 2014 M/V Hyundai Premium	Dec. 31, 2013 M/V Hyundai Premium	Mar. 20, 2013 M/V Hyundai Premium	Dec. 31, 2012 M/V Hyundai Premium	Jun. 30, 2014 M/V Hyundai Paramount	Dec. 31, 2013 M/V Hyundai Paramount	Mar. 27, 2013 M/V Hyundai Paramount	Dec. 31, 2012 M/V Hyundai Paramount	Jun. 30, 2014 M/V Hyundai Prestige	Dec. 31, 2013 M/V Hyundai Prestige	Sep. 11, 2013 M/V Hyundai Prestige	Dec. 31, 2012 M/V Hyundai Prestige	Jun. 30, 2014 M/V Hyundai Privilege	Dec. 31, 2013 M/V Hyundai Privilege	Sep. 11, 2013 M/V Hyundai Privilege	Dec. 31, 2012 M/V Hyundai Privilege	Jun. 30, 2014 M/V Hyundai Platinum	Dec. 31, 2013 M/V Hyundai Platinum	Sep. 11, 2013 M/V Hyundai Platinum	Dec. 31, 2012 M/V Hyundai Platinum
For the twelve months period ended December 31,
2015	$ 15,388			$ 5,357			$ 863			$ 796			$ 1,668				$ 1,670				$ 1,693				$ 1,672				$ 1,669
2016	14,070			5,372			72			241			1,668				1,670				1,697				1,676				1,674
2017	13,729			5,357			0			0			1,668				1,670				1,693				1,672				1,669
2018	13,729			5,357			0			0			1,668				1,670				1,693				1,672				1,669
2019	13,729			5,357			0			0			1,668				1,670				1,693				1,672				1,669
Thereafter	52,494			5,357			0			0			9,229				9,350				9,267				9,623				9,668
Total	$ 123,139	$ 131,382	$ 47,720	$ 32,157	$ 34,814	$ 40,171	$ 935	$ 1,363	$ 2,227	$ 1,037	$ 1,432	$ 2,229	$ 17,569	$ 18,396	$ 19,707	$ 0	$ 17,700	$ 18,528	$ 19,768	$ 0	$ 17,736	$ 18,575	$ 19,094	$ 0	$ 17,987	$ 18,816	$ 19,329	$ 0	$ 18,018	$ 18,846	$ 19,358	$ 0